Shareholder Report, Holdings (Details) - C000031492 [Member]	Jun. 30, 2024
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.12%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.44%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.07%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.63%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.74%